Pension and Other Postretirement Benefits - Cost of Retirement Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans And Other Postretirement Benefit Plans Disclosures [Abstract]
Employee Investment Plan cost	$ 4,850	$ 4,707	$ 4,626